SHARE BASED COMPENSATION (Narrative) (Details) ¥ in Thousands									12 Months Ended
	Apr. 09, 2021 shares	Mar. 01, 2021 shares	Apr. 09, 2020 shares	Mar. 01, 2020 shares	Jan. 01, 2020	Aug. 13, 2019 shares	Apr. 03, 2019 shares	Jan. 01, 2019 shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2021 $ / shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares	Dec. 31, 2014 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted									879,000	1,236,146	1,028,728
Total intrinsic value of options exercised | ¥									¥ 6,261	¥ 26,301	¥ 7,936
Non-vested shares granted									118,045
Non-vested shares vested									211,288
Unrecognized stock option compensation expense | ¥													¥ 3,619
Unrecognized stock option compensation expense, period for recognition									5 months 1 day
Unrecognized non-vested shares compensation expense | ¥													¥ 4,869
Unrecognized non-vested shares compensation expense, period for recognition									1 year 11 months 19 days
Fair value of vested restricted shares | ¥									¥ 5,930	¥ 9,013	¥ 4,707
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise prices | $ / shares												$ 0.00		$ 1.00	$ 0.89
Vesting period									1 year	3 months	3 months
Share price | $ / shares												0.20		1.71	0.59
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise prices | $ / shares												0.37		2.51	1.00
Vesting period									2 years	5 years	5 years
Share price | $ / shares												$ 2.92		$ 4.65	$ 6.48
Independent Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	1 year	1 year	1 year	1 year		5 years	1 year
Non-vested shares granted	48,690	69,355	143,628	74,000		47,380	41,666
Non-vested shares vested								1,200
January 1 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period									10 years	10 years
January 1 [Member] | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period											9 years
January 1 [Member] | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period											10 years
January 1 [Member] | Independent Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period					1 year			5 years
Non-vested shares granted								136,581		35,912
Non-vested shares vested								135,381
2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized																1,833,696